Interest-Bearing Borrowings (Details) - Schedule of Loan Notes – Liability Component - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loan Notes Liability Component [Abstract]
Beginning balance	$ 8,745,192	$ 8,745,192
Issued during the year		5,000,000	7,959,134
Finance costs	3,537,463	18,975,635	786,058
Repayment during the year		(32,720,827)
Ending balance	$ 12,282,655		$ 8,745,192